Accounts Payable and Accrued Liabilities	9 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	September 30, 2023	December 31, 2022
	($)	($)
Accounts payable (Note 12)	44,339	138,276
Due to related parties (Note 12 and Note 14)	194,475	304,623
Accrued liabilities (Note 12)	24,747	79,113
	263,561	522,012